Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Commitments and Contingencies [Abstract]
Total operating lease expense	$ 6,223	$ 6,004	$ 432,422